FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Amortized cost
Financial assets by category
Financial assets.	$ 224,487,532	$ 218,918,004
Fair value
Financial assets by category
Financial assets.	17,047,396	11,922,317
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	25,954,730	48,129,194
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.	2,419,194
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	502,910	657,612
Other financial assets | Fair value
Financial assets by category
Financial assets.	14,628,202	11,922,317
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	186,276,319	158,006,474
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 11,753,573	$ 12,124,724